Loans and Allowance for Credit Losses, Loans by FICO Score, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 26,727		$ 30,968					$ 58,797
Loans	825,799	[1]	799,574	[1]	769,631	757,267	782,770
Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,223		26,991					40,093
Loans	445,043		438,376		424,181	435,209	446,305
Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,100		26,839					39,214
Loans	258,497		249,900		228,894	230,235	229,536
Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	123		152					728
Loans	65,914		75,465		85,991	96,149	103,708
Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	0		0
Loans	26,870		24,640		22,836	22,260	24,003
Automobile [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	0		0					151
Loans	50,808		45,998		43,508	43,516	42,624
Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Purchased Credit Impaired Loans (carrying value)	0		0
Loans	42,954		42,373		42,952	43,049	46,434
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	30,935		35,189
600-639	21,392		22,232
640-679	36,060		36,263
680-719	52,682		52,716
720-759	63,905		63,337
760-799	108,976		102,300
Greater than 800	53,948		43,148
No FICO available	6,482		8,632
FICO not required	5,007		5,403
Government insured/guaranteed loans	41,433		42,165
Loans, excluding Purchased Credit Impaired Loans	420,820		411,385
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	14,128		17,662
600-639	9,030		10,208
640-679	14,917		15,764
680-719	24,336		24,725
720-759	32,991		31,502
760-799	72,062		63,946
Greater than 800	33,311		26,044
No FICO available	2,885		3,491
FICO not required	0		0
Government insured/guaranteed loans	30,737		29,719
Loans, excluding Purchased Credit Impaired Loans	234,397		223,061
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	5,047		6,122
600-639	3,247		3,660
640-679	5,984		6,574
680-719	10,042		11,361
720-759	13,575		15,992
760-799	19,238		21,874
Greater than 800	7,705		8,526
No FICO available	953		1,204
FICO not required	0		0
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	65,791		75,313
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	2,404		2,314
600-639	2,175		1,961
640-679	4,176		3,772
680-719	5,398		4,990
720-759	5,530		5,114
760-799	4,535		4,109
Greater than 800	2,408		2,223
No FICO available	244		157
FICO not required	0		0
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	26,870		24,640
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	8,400		7,928
600-639	5,925		5,451
640-679	8,827		8,142
680-719	8,992		7,949
720-759	6,546		5,787
760-799	6,313		5,400
Greater than 800	5,397		4,443
No FICO available	408		898
FICO not required	0		0
Government insured/guaranteed loans	0		0
Loans, excluding Purchased Credit Impaired Loans	50,808		45,998
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
Loans by FICO, Excluding Purchased Credit Impaired Loans [Abstract]
Less than 600	956		1,163
600-639	1,015		952
640-679	2,156		2,011
680-719	3,914		3,691
720-759	5,263		4,942
760-799	6,828		6,971
Greater than 800	5,127		1,912
No FICO available	1,992		2,882
FICO not required	5,007		5,403
Government insured/guaranteed loans	10,696		12,446
Loans, excluding Purchased Credit Impaired Loans	$ 42,954		$ 42,373

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.